Income Taxes Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Asset (Liability) [Abstract]
Depreciation and amortization	$ (2,778.3)	$ (2,116.2)
Net operating loss and credit carryforwards	497.4	487.3
Reserves and accruals	132.0	119.7
Accrued compensation	206.4	169.0
Inventory basis difference	38.1	44.9
Available-for-sale investments	4.5	5.4
Non U.S. earnings expected to be repatriated	1.6	6.4
Other capitalized costs	45.1	62.1
Other, net	68.7	55.9
Deferred Tax Assets (Liabilities) Before Valuation Allowance	(1,784.5)	(1,165.5)
Less: Valuation allowance	141.9	156.1
Deferred Tax Assets (Liabilities), Net	$ (1,926.4)	$ (1,321.6)